Princeton Private Investments Access Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Investments	Shares	Cost	Fair Value	% of Net Assets	Unrealized Gain / (Loss) from Investments
PRIVATE FUNDS - 124.6%
Apollo Hybrid Value Fund, L.P. (a)		$ 20,317,055	$ 22,204,210	32.7%	$ 1,887,155
Bain Capital Special Situations Asia, L.P. (a)		4,002,331	4,688,137	6.9	685,806
Bridge Debt Strategies Fund II LP (a)		2,278,823	2,368,958	3.5	90,135
Ellington Private Opportunities Partners II LP (a)(d)		11,996,569	13,574,293	20.0	1,577,724
EPO Onshore Partners LP (a)(b)		-	628,543	0.9	628,543
Guggenheim Private Debt Fund 2.0, LLC (a)		2,640,056	2,706,173	4.0	66,117
KKR Americas Fund XII L.P. (a)		6,472,564	9,126,279	13.4	2,653,715
KKR Asian Fund III L.P. (a)		2,038,252	2,714,627	4.0	676,375
KKR European Fund V (a)		4,773,724	4,655,023	6.8	(118,701)
KKR North America Fund XI L.P. (a)		6,702,683	7,939,430	11.7	1,236,747
Mount Yale Private Equity Fund, LP (a)(c)		80,284	447,121	0.6	366,837
TPG Healthcare Partners, L.P. (a)		1,359,342	1,551,123	2.3	191,781
TPG Partners VIII, L.P. (a)		2,790,189	2,619,091	3.9	(171,098)
Warburg Pincus Global Growth, L.P. (a)		9,040,000	9,419,881	13.9	379,881
TOTAL PRIVATE FUNDS		$ 74,491,872	$ 84,642,889	124.6%	$ 10,151,017

SHORT TERM INVESTMENT - 1.7%
Goldman Sachs Financial Square Funds -
Government Fund to yield 0.01% (e)	1,128,578	$ 1,128,578	$ 1,128,578	1.7%
TOTAL SHORT TERM INVESTMENT		$ 1,128,578	$ 1,128,578	1.7%

TOTAL INVESTMENTS - 126.3% (Cost - $75,620,450)			$ 85,771,467
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.3)%			(17,840,356)
NET ASSETS - 100.0%			$ 67,931,111

(a)	Securities are restricted to resale.
(b)	The Fund's investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.
(d)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(e)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

Princeton Private Investments Access Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Fund. In this regard, an Underlying Fund may face a conflict of interest in valuing the securities, as their value may affect the  Underlying Fund’s compensation or its ability to raise additional funds.  When investing in an  Underlying Fund (other than publicly offered mutual funds and ETFs), the Advisor will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which will include a determination whether the  Underlying Fund utilizes market values when available, and otherwise will utilize principles of fair value which the Advisor believes are consistent with those used by the Fund.  However, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the  Underlying Funds, that the  Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Advisor will oversee the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Advisor may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Advisor’s compensation. Moreover, the Advisor will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information is provided on a quarterly basis while the Fund will provide valuations on a monthly basis.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Princeton Private Investments Access Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Private Funds	$ -	$ 29,708,426	$ -	$ 54,934,463	$ 84,642,889
Short Term Investment	1,128,578	-	-	-	1,128,578
Total Investments:	$ 1,128,578	$ 29,708,426	$ -	$ 54,934,463	$ 85,771,467

* Refer to the Portfolio of Investments for industry classification

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

The following is the fair value measurement of investments that are measured at Net Asset Value per share (or its equivalent) as a practical expedient:

Underlying Fund	Initial Acquisition Date	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Apollo Hybrid Value Fund, L.P.	10/29/2018	Value	Investments in debt and equity securities that trade for less than their intrinsic values due to long-term secular changes, misunderstood risk/reward, company- specific conditions and episodic market dislocation.	$ 22,204,210	$ 9,768,299	2028 Subject to three-year extension	None	N/A	Liquidity in form of distributions from investments.
Bain Capital Special Situations Asia, L.P.	4/19/2018	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$ 4,688,137	$ 1,579,865	2026 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Blackstone Capital Partners VIII L.P.	2/28/2020	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ -	$ 10,000,000	2030 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.

Princeton Private Investments Access Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Underlying Fund	Initial Acquisition Date	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Bridge Debt Strategies Fund II LP	9/18/2017	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$ 2,368,958	$ 13,092	2022 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Ellington Private Opportunities Partners II LP	6/14/2018	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$ 13,574,293	$ -	2022 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments following the investment period.
EPO Onshore Partners, LP	6/23/2016	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$ 628,543	$ -	2020 Subject to one-year extension	None	N/A	Liquidity in form of distributions from Investments following the investment period.
Guggenheim Private Debt Fund 2.0, LLC	7/15/2016	Private Debt	This fund seeks to generate current income and long-term capital appreciation by investing in a portfolio of privately negotiated debt investments, along with equity kickers and miscellaneous preferred and other equity investments.	$ 2,706,173	$ 553,612	2024 Subject to three one-year extensions	None	N/A	Liquidity in form of distributions from investments following the investment period.
KKR Americas Fund XII L.P.	3/3/2016	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ 9,126,279	$ 4,765,789	2028	None	NA	Liquidity in form of distributions from investments.
KKR Asian Fund III L.P.	3/31/2017	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ 2,714,627	$ 1,238,405	2028	None	NA	Liquidity in form of distributions from investments.
KKR European Fund V SCSp	1/1/2019	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ 4,655,023	$ 6,763,260	2030 Subject to two one-year extensions	None	NA	Liquidity in form of distributions from investments.
KKR North America Fund XI, LP	5/13/2016	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ 7,939,430	$ 547,364	2023	None	N/A	Liquidity in form of distributions from investments.
Mount Yale Private Equity Fund, LP	6/30/2017	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ 447,121	$ -	2024	None	N/A	Liquidity in form of distributions from investments.
TPG Healthcare Partners, L.P.	12/31/2018	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ 1,551,123	$ 4,484,109	2028 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
TPG Partners VIII, L.P.	12/31/2018	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ 2,619,091	$ 17,166,073	2028 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Warburg Pincus Global Growth, L.P.	3/26/2019	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$ 9,419,881	$ 10,960,000	2031 Subject to two-year extension	None	N/A	Liquidity in form of distributions from investments.
TOTAL				$ 84,642,889	$ 67,839,868

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 72,627,918	$ 13,433,348	$ (289,799)	$ 13,143,549